Xtrackers Short Duration High Yield Bond ETF Average Annual Total Returns		12 Months Ended	14 Months Ended	35 Months Ended	60 Months Ended	84 Months Ended		97 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Solactive USD High Yield Corporates Total Market 0-5 Year Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.44%			4.46%		4.55%
Bloomberg U.S. Universal Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.04%	8.74%	(0.93%)	0.06%	1.36%	1.35%	1.65%
Solactive USD High Yield Corporates Total Market Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.87%		3.91%	3.56%	4.19%	4.14%	4.63%
Xtrackers Short Duration High Yield Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.22%			1.85%		1.95%
Xtrackers Short Duration High Yield Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.90%			2.22%		2.29%
Xtrackers Short Duration High Yield Bond ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.40%			4.41%		4.47%
Performance Inception Date	Jan. 10, 2018